Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.  Stock-Based Compensation Plans

We have two stock incentive plans under which 3.8 million shares can be issued to key employees and directors through a grant of stock options, stock awards and/or performance stock units (“PSUs”).  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.

     We grant stock options, stock awards and PSUs to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options vest evenly annually over a three-year period.  Those granted in 2016 and 2015 have a contractual life of 5 years; those granted prior to 2015 have a contractual life of 10 years.  Restricted stock awards granted in 2015 vest ratably annually over a three year period; previous restricted stock awards generally cliff vest over a three- or four-year period.  Unrestricted stock awards generally are granted to our non-employee directors annually at the time of our annual meeting.  PSUs are contingent upon achievement of multi-year earnings targets or market targets.  Upon achievement of targets, PSUs are converted to unrestricted shares of Capital stock.

    We recognize the cost of stock options, stock awards and PSUs on a straight-line basis over the service life of the award, generally the vesting period.  We include the cost of all stock-based compensation in selling, general and administrative expense.

In May 2016, the CIC granted 4,275 unrestricted shares of Capital Stock to the Company’s outside directors.

PERFORMANCE AWARDS

In February 2014, 2015 and 2016, the CIC granted PSUs contingent upon the achievement of certain total stockholder return (“TSR”) targets as compared to the TSR of a group of peer companies for the three-year measurement period, at which date the awards may vest.  We utilize a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility and the risk-free rate of interest to value these TSR awards.  We amortize the total estimated cost over the service period of the award.

In February 2014, 2015 and 2016, the CIC granted PSUs contingent on the achievement of certain earnings per share (“EPS”) targets over the three-year measurement period.  At the end of each reporting period, we estimate the number of shares we believe will ultimately vest and record that expense over the service period of the award.

Comparative data for the PSUs include:

	2016 Awards	2015 Awards	2014 Awards
TSR Awards
Shares granted	9,541	10,761	10,340
Per-share fair value	$ 150.74	$ 142.55	$ 112.60
Volatility	26.7%	25.2%	30.8%
Risk-free interest rate	0.89%	0.93%	0.33%

EPS Awards
Shares granted	9,541	10,761	14,061
Per-share fair value	$ 126.37	$ 113.14	$ 82.80

Common Assumptions
Service period (years)	2.9	2.9	2.9
Three-year measurement period ends December 31,	2018	2017	2016

The following table summarizes total stock option, stock award and PSU activity during 2016:

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted			Weighted
			Remaining	Intrinsic		Average	Number of		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2016	1,563,875	$100.09			96,732	$87.75	76,376		$94.45
Granted	505,775	135.85			4,275	126.53	34,008		109.24
Exercised/Vested	(233,903)	67.45			(55,740)	81.72	(46,610)		71.72
Canceled/ Forfeited	(7,769)	117.34			-	-	-		-
Outstanding at December 31, 2016	1,827,978	114.09	5.3	$82,972	45,267	98.82	63,774		118.95

Vested and expected to vest
at December 31, 2016	1,827,978	114.09	5.3	82,972	45,267	98.82	75,436	*	116.68
Exercisable at December 31, 2016	909,787	89.83	5.6	63,370	n.a.	n.a.	n.a.		n.a.

*  Amount includes 36,812 share units which vested and were converted to Capital Stock and distributed in the first quarter of 2017. The shares that vested in 2017 had a weighted average grant-date fair value of $99.50 per share and an estimated fair value of $167 per share.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, and dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

Comparative data for stock options, stock awards and PSUs include (in thousands, except per-share amounts):

	Years Ended December 31,
	2016	2015	2014
Total compensation cost of stock-based compensation
plans charged against income	$13,773	$14,737	$10,323
Total income tax benefit recognized in income for stock
based compensation plans	5,062	5,416	3,794
Total intrinsic value of stock options exercised	17,635	45,600	26,344
Total intrinsic value of stock awards vested during the period	7,429	12,065	4,564
Per-share weighted averaged grant-date fair value of
stock awards granted	126.53	121.75	88.48

The assumptions we used to value stock option grants are as follows:

	2016	2015	2014

Stock price on date of issuance	$135.85	$157.36	$106.59
Grant date fair value per share	$22.74	$29.46	$21.58
Number of options granted	505,775	422,750	410,800
Expected term (years)	4.0	4.0	4.8
Risk free rate of return	1.09%	1.57%	1.59%
Volatility	21.10%	22.20%	22.60%
Dividend yield	0.8%	0.6%	0.8%
Forfeiture rate	-	-	-

Other data for stock options, stock awards and PSUs for 2016 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards	PSUs
Total unrecognized compensation related to nonvested options, stock awards
and PSUs at the end of year	$20,039	$1,805	$2,085
Weighted average period over which unrecognized compensation cost of
nonvested options, stock awards and PSUs to be recognized (years)	2.3	1.3	1.4
Actual income tax benefit realized from options exercised or stock awards
and PSUs vested	$6,491	$2,735	$2,191
Aggregate intrinsic value of stock options, stock awards and PSUs vested
and expected to vest	$82,972	$7,219	$12,030

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.